Share capital	12 Months Ended
Dec. 31, 2024
Share capital.
Share capital

24 Share capital

		Allotted, called-up and fully paid
	2024	2023	2022
	$m	$m	$m
Issued Ordinary Shares ($0.25 each)	388	388	387
Redeemable Preference Shares (£1 each – £50,000)	–	–	–
At 31 December	388	388	387

The Redeemable Preference Shares carry limited class-voting rights and no dividend rights. This class of shares is capable of redemption at par at the option of the Company on the giving of seven days’ written notice to the registered holder of the shares.

The Company does not have a limited amount of authorised share capital.

The movements in the number of Ordinary Shares during the year can be summarised as follows:

			No. of shares
	2024	2023	2022
At 1 January	1,550,162,626	1,549,800,030	1,549,400,665
Issue of shares (share schemes)	383,613	362,596	399,365
At 31 December	1,550,546,239	1,550,162,626	1,549,800,030

Share issues

Issue of shares (share schemes) represents share capital issued as part of the Group’s equity incentivisation schemes (see Note 29).

Share repurchases

No Ordinary Shares were repurchased by the Company in 2024 (2023: nil; 2022: nil).

Shares held by subsidiaries

At 31 December 2024, AstraZeneca-controlled Employee Benefit Trust arrangements held 442,342 Ordinary Shares in the Company at a weighted average cost of $68m. The market value of these Ordinary Shares at 31 December 2024 was $58m. No comparable arrangements were in place at 31 December 2023 or 31 December 2022.